Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current Assets
Cash and cash equivalents	$ 2,177	¥ 15,156		¥ 6,477	¥ 38,522
Prepayments and other current assets	31,148	216,850		295,985
Total current assets	69,929	486,832		367,702
Total Assets	70,774	492,717		371,598
Current liabilities:
Accrued expenses and other liabilities	14,799	103,026		24,709
Amounts due to related parties	20,678	143,958		27,844
Total current liabilities	97,067	675,761		255,417
Non-current Liabilities
Amounts due to related parties	4,805	33,453		177,776
Total non-current liabilities	4,805	33,453		177,806
Total Liabilities	101,872	709,214		433,223
Shareholders' deficit
Ordinary shares (par value of US$0.00005 per share; 1,000,000,000 shares authorized; 310,627,024 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	14	98		98
Additional paid-in capital	77,223	537,618		498,626
Accumulated other comprehensive loss	(45)	(316)
Accumulated deficit	(108,290)	(753,897)		(560,349)
Total shareholders' deficit	(31,098)	(216,497)		(61,625)	¥ 5,901	¥ (65,872)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 70,774	¥ 492,717		¥ 371,598
Common stock, par value (in dollars per share) | $ / shares	$ 0.00005		$ 0.00005
Common stock, shares authorized	1,000,000,000	1,000,000,000		1,000,000,000
Common stock, shares issued	310,627,024	310,627,024		310,627,024
Common stock, shares outstanding	310,627,024	310,627,024		310,627,024
Parent Company
Current Assets
Cash and cash equivalents	$ 64	¥ 446
Prepayments and other current assets	8,086	56,293
Total current assets	8,150	56,739
Total Assets	8,150	56,739
Current liabilities:
Accrued expenses and other liabilities	2,154	17,499
Amounts due to related parties	5,189	36,126
Total current liabilities	7,703	53,625
Non-current Liabilities
Amounts due to related parties	1,842	12,822
Loss in excess of investments in subsidiaries, the VIEs and subsidiary of the VIE	29,703	206,789		¥ 61,625
Total non-current liabilities	31,545	219,611		61,625
Total Liabilities	39,248	273,236		61,625
Shareholders' deficit
Ordinary shares (par value of US$0.00005 per share; 1,000,000,000 shares authorized; 310,627,024 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	14	98		98
Additional paid-in capital	77,223	537,618		498,626
Accumulated other comprehensive loss	(45)	(316)
Accumulated deficit	(108,290)	(753,897)		(560,349)
Total shareholders' deficit	(31,098)	(216,497)		¥ (61,625)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 8,150	¥ 56,739
Common stock, par value (in dollars per share) | $ / shares	$ 0.00005		$ 0.00005
Common stock, shares authorized	1,000,000,000	1,000,000,000		1,000,000,000
Common stock, shares issued	310,627,024	310,627,024		310,627,024
Common stock, shares outstanding	310,627,024	310,627,024		310,627,024